Average Annual Total Returns{- Fidelity® New York AMT Tax-Free Money Market Fund} - 01.31 Fidelity New York AMT Tax-Free Money Market Fund Institutional PRO-09 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Institutional Class AMT - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.75%	0.42%